Income Taxes (Tables)	12 Months Ended
Jun. 30, 2013
Provision for Income Taxes

The components of the provision for income taxes were as follows:

(In millions)

Year Ended June 30,	2013	2012	2011

Current Taxes

U.S. federal	$3,131	$2,235	$3,108
U.S. state and local	332	153	209
International	1,745	1,947	1,602

Current taxes	5,208	4,335	4,919

Deferred Taxes

Deferred taxes	(19)	954	2

Provision for income taxes	$5,189	$5,289	$4,921

Income Before Income Taxes

U.S. and international components of income before income taxes were as follows:

(In millions)

Year Ended June 30,	2013	2012	2011

U.S.	$6,674	$1,600	$8,862
International	20,378	20,667	19,209

Income before income taxes	$27,052	$22,267	$28,071

Difference Between Income Taxes Computed at Federal Statutory Rate and Provision for Income Taxes

The items accounting for the difference between income taxes computed at the U.S. federal statutory rate and our effective rate were as follows:

Year Ended June 30,	2013	2012	2011

Federal statutory rate	35.0%	35.0%	35.0%
Effect of:
Foreign earnings taxed at lower rates	(17.5)%	(21.1)%	(15.6)%
Goodwill impairment	0%	9.7%	0%
I.R.S. settlement	0%	0%	(1.7)%
Other reconciling items, net	1.7%	0.2%	(0.2)%

Effective rate	19.2%	23.8%	17.5%

Deferred Income Tax Assets and Liabilities

The components of the deferred income tax assets and liabilities were as follows:

(In millions)

June 30,	2013	2012

Deferred Income Tax Assets

Stock-based compensation expense	$888	$882
Other expense items	917	965
Unearned revenue	445	571
Impaired investments	246	152
Loss carryforwards	715	532
Other revenue items	55	79

Deferred income tax assets	$3,266	$3,181
Less valuation allowance	(579)	(453)

Deferred income tax assets, net of valuation allowance	$2,687	$2,728

Deferred Income Tax Liabilities

International earnings	$(1,146)	$(1,072)
Unrealized gain on investments	(1,012)	(830)
Depreciation and amortization	(604)	(670)
Other	(2)	(14)

Deferred income tax liabilities	$(2,764)	$(2,586)

Net deferred income tax assets (liabilities)	$(77)	$142

Reported As

Current deferred income tax assets	$1,632	$2,035
Long-term deferred income tax liabilities	(1,709)	(1,893)

Net deferred income tax assets (liabilities)	$(77)	$142

Changes in Unrecognized Tax Benefits

The aggregate changes in the balance of unrecognized tax benefits were as follows:

(In millions)

Year Ended June 30,	2013	2012	2011

Balance, beginning of year	$7,202	$6,935	$6,542
Decreases related to settlements	(30)	(16)	(632)
Increases for tax positions related to the current year	612	481	739
Increases for tax positions related to prior years	931	118	405
Decreases for tax positions related to prior years	(65)	(292)	(119)
Decreases due to lapsed statutes of limitations	(2)	(24)	0

Balance, end of year	$8,648	$7,202	$6,935